Columbia Strategic Municipal Income Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.0%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.900%	6,000,000	6,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.900%	5,640,000	5,640,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.900%	5,250,000	5,250,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.900%	4,000,000	4,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.900%	6,000,000	6,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.900%	4,155,000	4,155,000
06/15/2050	3.900%	2,000,000	2,000,000
Total			33,045,000
Total Floating Rate Notes (Cost $33,045,000)			33,045,000

Municipal Bonds 96.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.7%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,573,404
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,396,274
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,293,847
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,707,315
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	7,133,305
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	8,000,000	8,674,760
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,211,859
Energy Southeast A Cooperative District
Revenue Bonds
Series 2025A
11/01/2035	5.000%	1,460,000	1,572,012
Energy Southeast, A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
07/01/2054	5.250%	4,250,000	4,667,029
Homewood Educational Building Authority
Revenue Bonds
Recreation Center Project at Samford University
Series 2024A
10/01/2054	5.500%	1,500,000	1,527,535
Student Housing & Parking Project
Series 2024
10/01/2056	5.000%	1,685,000	1,624,185
Hoover Industrial Development Board(d)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,564,040
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,051,734
Total			59,997,299
Arizona 1.3%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,262,923
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Series 2018
07/01/2048	4.000%	6,000,000	5,422,506

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,340,339
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,331,924
Series 2018
02/15/2048	5.000%	1,070,000	1,038,011
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,415,000	2,267,373
07/01/2044	4.250%	1,700,000	1,516,168
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,500,000	1,354,754
Total			20,533,998
California 5.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,750,000	2,638,502
07/01/2054	4.500%	2,205,000	2,141,600
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	7,000,000	7,467,885
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,646,473
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,480,000	3,827,906
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	589,688
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	15,000,000	2,845,374
California Infrastructure & Economic Development Bank(c),(d)
Refunding Revenue Bonds
Subordinated Series 2025 (Mandatory Put 01/01/35)
01/01/2065	9.500%	2,590,000	2,072,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,337,353
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	963,032
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,191,775
California Municipal Finance Authority
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,500,000	2,263,649
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2059	6.375%	2,000,000	1,880,040
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,793,341
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	498,513
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,350,000	1,390,978
05/15/2055	5.500%	1,480,000	1,592,156
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,344,000
06/01/2038	0.000%	1,830,000	1,093,789
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	2,977,489
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,339,789
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	910,201
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,125,716
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,379,735
07/01/2058	5.250%	10,000,000	10,472,378
Series 2025
07/01/2042	5.250%	1,180,000	1,291,565
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	11,685,000	12,567,784
San Francisco City & County Airport Commission - International Airport(d)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,582,683
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,670,564
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,004
Total			83,897,962
Colorado 2.4%
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,219,324
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,068,984
Subordinated Series 2018A
12/01/2043	4.000%	3,500,000	3,256,672
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,659,726
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,800,796
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	9,026,035
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,595,000	2,263,771
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	3,983,066
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	424,781
10/01/2049	3.250%	1,000,000	823,028
10/01/2054	3.400%	1,000,000	812,472
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,218,757
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,250,000	1,314,595
Total			38,872,007
Connecticut 0.3%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	5,000,000	5,070,887
Delaware 0.3%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,621,133

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,110,000	1,130,260
07/01/2049	4.650%	970,000	970,319
07/01/2054	4.750%	780,000	783,435
Total			5,505,147
District of Columbia 1.7%
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,192,395
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2024A
10/01/2049	5.250%	4,375,000	4,585,491
Series 2025A
10/01/2050	5.000%	1,650,000	1,701,599
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,775,000	5,144,159
Washington Metropolitan Area Transit Authority
Revenue Bonds
Subordinated Series 2024
07/15/2056	4.375%	11,575,000	11,415,295
Total			28,038,939
Florida 3.1%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	4,105,852
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	411,600
12/01/2050	0.000%	1,000,000	120,000
Capital Trust Agency, Inc.(c),(e)
Subordinated
07/01/2061	0.000%	83,140,000	7,344,978
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,347,523
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	449,120
09/01/2036	0.000%	700,000	460,052
09/01/2037	0.000%	700,000	436,713
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,077,885
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,065,014
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,783,611
10/01/2037	0.000%	4,000,000	2,393,416
10/01/2038	0.000%	1,500,000	848,152
10/01/2039	0.000%	3,300,000	1,757,539
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	992,452
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	1,300,000	1,311,890
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,462,433
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	11,000,000	10,282,949
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,851,117
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,032,763
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	466,834
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	2,530,000	2,505,829
Total			50,507,722
Georgia 2.1%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	5,000,000	5,257,803
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	883,333
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	3,962,261
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	4,200,000	4,452,612
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,814,154
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,813,845
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,769,900
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,561,711
12/01/2048	6.250%	1,960,000	1,923,495
Total			34,439,114
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.3%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	2,100,000	1,824,845
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,680,000	2,658,572
Total			4,483,417
Illinois 9.1%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	1,000,575
04/01/2048	5.750%	1,125,000	1,179,704
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,602,051
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,722,142
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,970,460
Seires 2023A
12/01/2049	6.000%	3,300,000	3,354,630
Series 2018
12/01/2046	5.000%	2,500,000	2,268,452
Series 2022A
12/01/2047	4.000%	4,000,000	3,066,388
Series 2023A
12/01/2047	5.875%	4,600,000	4,622,168
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	520,773
Series 2022B
12/01/2037	4.000%	8,000,000	7,346,922
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,754,775
Chicago Board of Education(e)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,993,790

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport(d)
Revenue Bonds
Senior Lien
Series 2017G
01/01/2047	5.000%	1,000,000	1,001,068
Series 2022
01/01/2048	4.500%	3,000,000	2,920,140
01/01/2055	5.000%	20,485,000	20,610,042
Series 2024A
01/01/2053	5.500%	3,000,000	3,189,525
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	800,018
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	859,710
Illinois Finance Authority(c)
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	3,000,000	3,068,658
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	7,632,749
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	822,249
12/15/2036	0.000%	2,500,000	1,629,448
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	5,353,981
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,766,240
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,135,548
Series 2018A
05/01/2033	5.000%	5,000,000	5,219,350
05/01/2039	5.000%	4,320,000	4,434,965
05/01/2040	5.000%	5,005,000	5,122,304
05/01/2041	5.000%	6,000,000	6,124,124
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	2,700,000	2,891,407
Series 2020C
10/01/2042	4.000%	3,935,000	3,696,239
Series 2021B
12/01/2038	4.000%	3,970,000	3,906,598
Series 2022A
03/01/2042	5.500%	12,700,000	13,697,492
03/01/2047	5.500%	3,300,000	3,470,297
Series 2023B
05/01/2047	5.500%	1,750,000	1,841,683
05/01/2048	4.500%	400,000	383,068
Series 2024B
05/01/2049	5.250%	875,000	908,348
Series 2024C
10/01/2048	4.000%	3,000,000	2,659,149
Total			147,547,230
Indiana 0.4%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,008,308
01/01/2054	5.000%	750,000	740,063
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,154,611
Total			5,902,982
Iowa 1.1%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,755,061
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	7,864,284
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	4,932,570
Total			18,551,915
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.6%
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,372,237
Louisiana 1.0%
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	2,350,000	2,238,285
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,116,350
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2066	5.000%	6,000,000	5,756,181
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,360,320
Total			15,471,136
Maryland 1.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,755,120
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,847,540
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	824,082
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,362,224
Total			17,788,966
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 0.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,736,058
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	809,309
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,001,451
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	2,895,000	2,623,007
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,383,599
Total			13,553,424
Michigan 3.5%
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,170,789
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,290,479
Series 2024A
12/01/2044	4.500%	1,225,000	1,236,069
12/01/2049	4.650%	1,100,000	1,100,529
12/01/2053	4.700%	1,610,000	1,612,560
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	4,225,940
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,112,556
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,925,507
10/01/2047	3.850%	4,155,000	3,799,879
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	10,500,000	10,511,380

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,711,122
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,880,104
Total			57,576,914
Minnesota 0.8%
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	845,889
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,853,224
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2025
07/01/2065	6.000%	1,825,000	1,806,907
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,941,809
02/01/2034	0.000%	1,565,000	1,152,527
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	754,796
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,825,000	2,193,470
Total			12,548,622
Missouri 1.0%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,880,358
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,201,061
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2049	4.600%	765,000	758,515
11/01/2054	4.700%	435,000	435,183
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	731,461
Series 2024
11/01/2054	4.700%	2,500,000	2,475,287
Series 2025
11/01/2055	5.000%	1,000,000	1,008,508
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,935,406
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,495,137
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2042	5.000%	2,000,000	1,990,412
Total			16,911,328
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	325,000	306,579
12/01/2047	3.600%	420,000	371,878
Total			678,457
Nebraska 1.3%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,480,519
Douglas County Hospital Authority No. 3
Prerefunded 11/01/25 Revenue Bonds
Health Facilities
Series 2015
11/01/2036	4.125%	955,000	955,000
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Health Facilities
Series 2015
11/01/2036	4.125%	1,045,000	1,045,122
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	10,000,000	9,320,231
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,667,496
09/01/2042	3.050%	375,000	321,936
Total			20,790,304
Nevada 0.2%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	570,193
12/15/2045	5.125%	1,255,000	1,198,136
Series 2018A
12/15/2038	5.000%	415,000	414,981
12/15/2048	5.000%	2,000,000	1,843,045
Total			4,026,355
New Hampshire 1.2%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	2,955,000	2,956,871
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	3,000,000	3,002,604
Series 2025
12/15/2033	5.875%	3,000,000	3,021,840
Silverado Project
Series 2024
12/01/2028	5.000%	500,000	500,267
Tamarron Project
Series 2024
12/01/2035	5.250%	4,800,000	4,800,861
Valencia Project
Series 2024
12/01/2032	5.300%	1,500,000	1,504,890
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	1,300,000	1,303,516
New Hampshire Business Finance Authority(c),(e)
Revenue Bonds
The Wildflower Project
Series 2025
12/15/2033	0.000%	3,000,000	1,862,673
Total			18,953,522
New Jersey 4.8%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,231,600
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,951,206
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,735,482
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,558,008
01/01/2045	6.625%	1,500,000	1,559,174
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	3,500,000	3,760,732
Revenue Bonds
Series 2018A
12/01/2034	4.000%	60,000	59,985
12/01/2035	4.000%	55,000	54,982
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,526,360
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,927,642

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,886,617
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,250,000	2,530,340
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,361,356
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,004,506
Series 2023BB
06/15/2046	5.000%	5,255,000	5,517,290
Series 2025AA
06/15/2050	5.000%	2,500,000	2,609,879
06/15/2050	5.250%	2,750,000	2,939,466
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,318,784
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,038,885
01/01/2052	5.250%	6,250,000	6,619,977
Series 2025A
01/01/2044	5.000%	2,500,000	2,706,726
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,907,533
Total			78,806,530
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,650,631
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	2,030,904
Total			3,681,535
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 10.6%
Build NYC Resource Corp.(c)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	991,634
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,828,094
07/01/2055	5.500%	1,250,000	1,298,911
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,347,077
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,634,740
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,600,275
Subordinated Series 2024C-1
09/01/2052	4.000%	7,000,000	6,393,334
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,846,585
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,429,218
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,119,131
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,842,627
Series 2019
11/01/2049	3.250%	6,235,000	4,994,499
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	10,000,000	10,505,849
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,409,131
Subordinated Series 2021
06/15/2051	4.000%	3,940,000	3,685,088
Subordinated Series 2024AA
06/15/2054	4.000%	1,750,000	1,615,642
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	500,000	540,794
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	1,969,360
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,433,113
Subordinated Series 2024C-S
05/01/2051	4.000%	3,600,000	3,335,422
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,567,814
11/01/2052	4.500%	3,500,000	3,507,465
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	345,000	322,425
New York State Dormitory Authority
Refunding Revenue Bonds
Cornell University
Series 2020A
07/01/2050	4.000%	6,270,000	5,902,837
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,306,349
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	4,000,000	3,682,880
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,505,762
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,433,477
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,336,927
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,375,792
Series 2024
06/30/2060	5.500%	12,475,000	12,736,609
Series 2025
06/30/2050	6.000%	1,500,000	1,608,252
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,937,664
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,360,000	3,986,481
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,627,238
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,445,639
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,065,234
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	9,000,000	8,326,921
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,946,030
09/15/2047	5.250%	1,475,000	1,372,865
09/15/2053	5.250%	3,045,000	2,759,781
Westchester County Local Development Corp.(c)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,641,267
Total			173,216,233

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.3%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,799,133
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,280,388
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,802,304
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	822,434
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,876,208
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,029,064
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,477,988
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,813,833
01/01/2045	0.000%	10,000,000	4,108,020
Total			21,009,372
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	700,252
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	385,846
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	915,908
Series 2019C
07/01/2039	3.200%	1,530,000	1,385,206
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024C
07/01/2049	4.750%	5,750,000	5,826,833
Total			9,214,045
Ohio 3.3%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	24,010,000	20,121,321
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	12,000,000	12,750,331
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	2,825,000	2,363,638
12/01/2049	5.125%	1,270,000	962,242
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,436,849
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,900,000	4,911,919
Series 2024A (GNMA)
09/01/2049	4.550%	4,905,000	4,915,993
09/01/2054	4.650%	4,900,000	4,890,729
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,118,449
Total			54,471,471
Oklahoma 0.6%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,721,355
Series 2025A (ACA)
01/01/2055	4.250%	3,250,000	3,170,948
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,267,397
11/15/2045	5.250%	1,885,000	1,884,644
Total			9,044,344
Oregon 1.0%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,472,076
Oregon State Facilities Authority(c)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2055	5.625%	820,000	813,282
06/15/2065	6.000%	1,250,000	1,268,729
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,645,236
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,298,304
Total			16,497,627
Pennsylvania 4.5%
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	545,000	545,163
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,138,767
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,570,632
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,221,821
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,285,518
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	900,542
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	10,000,000	9,544,555
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	1,125,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,146,841
06/30/2042	5.000%	10,000,000	10,024,524
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,064,435
06/30/2061	6.000%	3,000,000	3,172,538
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,068,264
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,698,949
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,595,765
Series 2019-131A
10/01/2039	3.000%	3,000,000	2,734,962
Series 2024-146A
04/01/2053	4.750%	10,000,000	10,040,456
Series 2025-149A
10/01/2055	6.500%	2,000,000	2,292,345
Philadelphia Gas Works Co.
Revenue Bonds
1998 General Ordinance
Series 2024 (AGM)
08/01/2054	5.250%	1,500,000	1,581,737

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,126
Total			73,757,940
Puerto Rico 5.1%
Commonwealth of Puerto Rico(h),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,441,384	3,672,935
Subordinated Series 2022
11/01/2043	0.000%	3,753,600	2,397,612
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	16,145,000	15,837,231
Series 2022A
07/01/2047	4.000%	780,000	664,906
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	1,805,100
07/01/2032	0.000%	2,420,000	1,597,200
Series 2008WW
07/01/2033	0.000%	1,750,000	1,155,000
07/01/2038	0.000%	1,750,000	1,155,000
Series 2010CCC
07/01/2028	0.000%	6,000,000	3,960,000
Series 2012A
07/01/2042	0.000%	925,000	610,500
Puerto Rico Sales Tax Financing Corp.(e),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	52,403,000	18,237,947
07/01/2051	0.000%	30,030,000	7,418,284
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	19,420,000	18,861,494
Series 2019A-1
07/01/2053	4.750%	6,000,000	5,673,012
Total			83,046,221
South Carolina 1.8%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,175,241
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,341,975
11/01/2054	5.500%	2,500,000	2,661,279
South Carolina Jobs-Economic Development Authority(j)
Revenue Bonds
Rolling Green Village Project
Series 2025
12/01/2045	5.500%	375,000	372,750
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,672,275
Series 2022A
12/01/2047	4.000%	13,000,000	12,009,152
Series 2025A
12/01/2055	5.000%	1,625,000	1,674,115
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	870,000	772,547
Total			29,679,334
South Dakota 1.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,383,929
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	4,055,938
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,524,643
05/01/2049	4.625%	3,410,000	3,404,441
Total			19,368,951
Tennessee 1.3%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	1,800,000	1,787,332
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2056	5.250%	6,750,000	6,419,997
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	6,000,000	3,857,318
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	436,263
07/01/2047	3.650%	895,000	814,108
Series 2018-1
07/01/2042	3.900%	435,000	422,014
Series 2024-1A
07/01/2044	4.500%	850,000	859,632
07/01/2049	4.700%	1,350,000	1,362,679
07/01/2054	4.800%	565,000	575,246
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,549,547
Total			21,084,136
Texas 10.2%
Angelina & Neches River Authority(c),(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	4,250,000	91,630
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2064	5.000%	1,000,000	898,893
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,988,760
Arlington Higher Education Finance Corp.
Revenue Bonds
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,703,916
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	2,034,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	5,000,000	5,178,629
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,950,233
07/15/2036	4.000%	3,000,000	2,775,681
Series 2018
07/15/2037	5.000%	2,100,000	2,100,178
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	3,300,000	3,557,094
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,458,352
Revenue Bonds
Subordinated Series 2021A
07/01/2046	4.000%	8,400,000	7,624,174
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,505,211
08/15/2054	4.000%	2,000,000	1,825,939
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	6,270,938
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,623,630
02/01/2053	5.250%	2,500,000	2,654,409
Series 2024
02/01/2054	4.250%	5,000,000	4,832,473
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	11,550,000	10,976,329
Series 2024B
02/15/2049	4.000%	5,000,000	4,734,212
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	8,400,000	7,894,133

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,575,285
08/15/2054	4.250%	1,500,000	1,450,381
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	8,300,000	7,785,593
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,575,491
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,613,328
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,597,163
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	6,000,000	5,595,250
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,612,452
New Braunfels Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2052	4.000%	2,750,000	2,547,556
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,493,042
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	480,451
11/15/2046	5.500%	750,000	654,290
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	733,009
07/01/2047	0.000%	1,000,000	713,733
07/01/2052	0.000%	1,500,000	1,059,555
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	798,656	533,894
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	1,170,000
07/01/2051	0.000%	5,235,000	4,083,300
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,977,300
New Hope Cultural Education Facilities Finance Corp.(f),(k)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	4,500,000	4,422,969
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,378,823
08/15/2054	4.125%	3,500,000	3,340,977
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	385,000
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.250%	3,000,000	2,899,213
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,139,184
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,865,583
Segment 3C Project
Series 2019
06/30/2058	5.000%	10,000,000	9,948,473
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	604,762
08/01/2039	0.000%	600,000	320,914
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,598,525
Total			165,834,940
Utah 1.1%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2023A
07/01/2048	5.250%	3,000,000	3,137,506
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,839,678
Point Phase 1 Public Infrastructure District No. 1(c)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	1,000,000	1,012,886
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	5,000,000	5,046,729
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,760,000	2,536,749
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,357,783
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	767,429
Total			17,698,760
Virginia 0.7%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2051	5.000%	7,470,000	7,478,885
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	4,125,000	4,057,215
Total			11,536,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 0.7%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,831,565
King County Public Hospital District No. 4
Prerefunded 12/01/25 Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,002,336
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	496,988
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,264,577
07/01/2059	6.250%	1,165,000	1,257,800
07/01/2063	6.375%	650,000	704,272
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,545,395
Total			11,102,933
West Virginia 0.2%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,600,000	1,625,542
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	1,000,000	1,072,905
Total			2,698,447
Wisconsin 4.4%
Public Finance Authority(c)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	2,971,622	2,910,546
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	411,007
05/15/2047	5.250%	220,000	213,343

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	474,114
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	3,880,000	3,160,989
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	3,436,679	3,443,303
Candela Project
Series 2023
12/15/2029	6.125%	700,000	707,591
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,550,000	1,553,824
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,261,530
09/01/2054	5.000%	1,000,000	941,694
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	2,690,000	2,450,386
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,978,338
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,375,189
Series 2023A
07/01/2062	5.750%	9,475,666	9,935,651
Public Finance Authority(c),(e)
Revenue Bonds
Driftwood Golf and Ranch Club Project
Series 2025
12/15/2039	0.000%	2,750,000	1,117,177
Heritage Bend Project
Series 2025
12/15/2042	0.000%	5,500,000	1,668,291
Public Finance Authority(c),(h)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	5,000,000	4,000,000
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,661,675
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District(e)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,657,404
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,345,150
Revenue Bonds
Chiara Housing and Services, Inc. Project
Series 2025
07/01/2060	6.625%	2,000,000	2,084,334
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,862,455
Series 2018B
07/01/2033	4.250%	1,250,000	1,208,165
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,429,494
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,046,773
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	902,160
03/01/2039	3.000%	195,000	179,863
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,765,000	1,965,995
Total			70,946,441
Total Municipal Bonds (Cost $1,607,932,094)			1,563,715,244

Municipal Short Term 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.2%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.530%	2,100,000	2,169,989
Total Municipal Short Term (Cost $2,100,000)			2,169,989
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2025 (Unaudited)

Money Market Funds 0.5%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.015%(l)	7,750,357	7,751,132
Total Money Market Funds (Cost $7,750,357)		7,751,132
Total Investments in Securities (Cost $1,650,827,451)		1,606,681,365
Other Assets & Liabilities, Net		20,259,309
Net Assets		$1,626,940,674
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $147,903,965, which represents 9.09% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(h)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2025, the total value of these securities amounted to $83,046,221, which represents 5.10% of total net assets.

(j)	Represents a security purchased on a when-issued basis.
(k)	Partial payment received at last interest date.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Strategic Municipal Income Fund  | 2025

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